Material Agreements (Details) - USD ($)			1 Months Ended								2 Months Ended	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 10, 2019	Jun. 10, 2019	Jan. 31, 2020	Nov. 30, 2019	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2019	May 31, 2019	May 31, 2018	Mar. 31, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Mar. 31, 2018
Other Commitments [Line Items]
Shares issued										50,000
Shares issued for services, value																	$ 70,000
Business Development and Marketing Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense		$ 20,000										$ 82,000							$ 322,300		$ 35,000
Shares issued		15,000
Financial Advisory Engagement [Member]
Other Commitments [Line Items]
Consulting service fees and expense																					0
Consulting Agreement [Member]
Other Commitments [Line Items]
Receivables from consulting service																					15,000
Consulting service fees and expense												0				161,500	95,000		15,000	374,500	261,000	$ 157,000
Monthly payment terms of common stock at renewal									$ 15,000
Monthly payment terms of shares of common stock at renewal									450,000
Shares owed by consultant									210,000
Shares issued for services					455,000	210,000		210,000
Shares issued for services, value						$ 400,000		$ 400,000
Consulting Agreement [Member] | Stock Plan [Member]
Other Commitments [Line Items]
Shares issued									450,000
Consulting Agreement May 2017 [Member]
Other Commitments [Line Items]
Shares owed by consultant									210,000
Consulting Agreement May 2018 [Member]
Other Commitments [Line Items]
Consulting service fees and expense																	$ 27,000				222,500
Shares issued for services																	10,000
Consulting Agreement April 2018 [Member]
Other Commitments [Line Items]
Consulting service fees and expense																	$ 100,000				60,000
Shares issued for services																	25,000
Master Service Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense																					$ 300,000
Common stock																					300,000
Agency Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense												0							$ 11,600		$ 98,400
Shares issued																		212,990			46,618
Agency Agreement [Member] | Minimum [Member]
Other Commitments [Line Items]
Percentage of finder's fee																			4.00%		4.00%
Agency Agreement [Member] | Maximum [Member]
Other Commitments [Line Items]
Percentage of finder's fee																			8.00%		8.00%
Capital Transaction Services Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense																					$ 3,500
Software developer [Member]
Other Commitments [Line Items]
Shares issued for services	35,000
Financial advisor [Member]
Other Commitments [Line Items]
Shares issued for services							250,000
Financial advisor [Member] | Financial Advisory Engagement [Member]
Other Commitments [Line Items]
Shares issued								250,000
Consultant [Member]
Other Commitments [Line Items]
Shares issued for services													60,000
Consultant [Member] | Business Development and Marketing Agreement [Member]
Other Commitments [Line Items]
Shares issued				45,000
Shares issued for services											18,270			60,000	60,000
Consultant [Member] | Consulting Agreement [Member]
Other Commitments [Line Items]
Shares issued			14,000
Consultant [Member] | Consulting Agreement October 1, 2019 [Member]
Other Commitments [Line Items]
Consulting service fees and expense												20,000							$ 49,800
Shares issued																			200,000
Advisor [Member] | Consulting Agreement May 2018 [Member]
Other Commitments [Line Items]
Consulting service fees and expense																					$ 4,000
Shares issued for services																					10,000
Shares issued for services, value																					$ 15,000
Advisor [Member] | Consulting Agreement April 2018 [Member]
Other Commitments [Line Items]
Minimum purchase commitment																					2,000,000
Consulting service fees and expense																					$ 25,000
Shares issued for services																					25,000
Advisor [Member] | Consulting Agreement May 2019 [Member]
Other Commitments [Line Items]
Consulting service fees and expense												$ 6,000							$ 24,000
Monthly payment of consulting services																			8,000
Monthly payment of consulting services in cash																			2,000
Monthly payment terms of common stock at renewal																			$ 6,000
Shares issued for services																		52,508
Advisor [Member] | Consulting Agreement October 1, 2019 [Member]
Other Commitments [Line Items]
Shares issued												642,857							50,000